Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Assets
Derivative financial instruments	¥ 339,320	¥ 227,704
Liabilities
Derivative financial instruments	(360,731)	(175,645)
Fair Value, Measurements, Recurring
Assets
Cash equivalents	494,410	713,128
Derivative financial instruments	339,320	227,704
Total	11,150,217	9,675,284
Liabilities
Derivative financial instruments	(360,731)	(175,645)
Total	(360,731)	(175,645)
Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	7,180,951	6,164,923
Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,704,814	1,997,196
Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	430,722	572,333
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	145,923	311,582
Total	9,042,099	7,598,017
Level 1 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	6,129,824	5,234,856
Level 1 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,704,814	1,997,196
Level 1 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	61,538	54,383
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	348,487	401,546
Derivative financial instruments	338,310	220,160
Total	2,094,791	2,060,631
Liabilities
Derivative financial instruments	(360,731)	(175,645)
Total	(360,731)	(175,645)
Level 2 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	1,038,810	920,975
Level 2 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	369,184	517,950
Level 3 | Fair Value, Measurements, Recurring
Assets
Derivative financial instruments	1,010	7,544
Total	13,327	16,636
Level 3 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	¥ 12,317	¥ 9,092